Document and Entity Information	May 12, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001651562
Document Type	8-K
Document Period End Date	May 12, 2022
Entity Registrant Name	COURSERA, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40275
Entity Tax Identification Number	45-3560292
Entity Address, Address Line One	381 E. Evelyn Ave.
Entity Address, City or Town	Mountain View
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94041
City Area Code	(650)
Local Phone Number	963-9884
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.00001 par value
Trading Symbol	COUR
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false